ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                    Supplement dated December 10, 2007 to the
         Prospectus dated May 1, 2007, as supplemented on May 16, 2007;
        June 20, 2007; June 27, 2007; August 30, 2007; and September 21, 2007


     This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.
     The Investment Options mentioned below may not be offered through all
                         Allianz Life variable products.


--------------------------------------------------------------------------------
1. At a meeting held November 28, 2007, the Board of Trustees approved a temporary reduction in the management fee effective December 1, 2007 through April 30, 2008, for the following Funds: AZL Davis NY Venture Fund, AZL LMP Large Cap Growth Fund, AZL Van Kampen Equity and Income Fund, and AZL Van Kampen Global Franchise Fund. The management fees are reduced to a schedule with multiple rates as described below.

The following footnotes are added to the Management Fee line of the tables of Annual Fund Operating Expenses on the pages listed below:


                                                           Footnote added to Management Fee line of
Name of Fund                                                table of Annual Fund Operating Expenses                    Page
-----------------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund                   *   Effective December 1, 2007, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced
                                                the management fee to 0.75% on the first $100 million, and 0.70%        19
                                                thereafter through April 30, 2008.  If this voluntary fee
                                                reduction were reflected in the table, the Net Annual Operating
                                                Expenses would be lower.

AZL LMP Large Cap Growth Fund               *   Effective December 1, 2007, the Manager and the Fund entered into
                                                a written agreement whereby the Manager has voluntarily reduced         55
                                                the management fee to 0.80% on the first $100 million, 0.75% on the next $100 million, and 0.70% thereafter through April 30,
                                                2008.  If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.

AZL Van Kampen Global Franchise Fund        *   Effective December 1, 2007, the Manager and the Fund entered into
                                                a written agreement whereby the Manager has voluntarily reduced         156
                                                the management fee to 0.95% on the first $100 million, 0.90% on the next $100 million, and 0.85% thereafter through April 30,
                                                2008.  If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.


The following footnote to the table of Annual Fund Operating Expenses for the AZL Van Kampen Equity and Income Fund on page 152 is revised as follows:


(1) Effective December 1, 2007, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% on the first $100 million, 0.675% on the next $100 million, and 0.65% thereafter through April 30, 2008. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.


                                   Page 1 of 6                  AZLPRO-008-0507

--------------------------------------------------------------------------------
2. Effective December 10, 2007, Allianz Life Advisers, LLC replaced OppenheimerFunds, Inc. with Schroder Investment Management North America Inc. ("Schroders") as the Subadviser to the AZL Oppenheimer Developing Markets Fund. In addition, the following name change is effective December 10, 2007.

    New Name                                       Previous Name
    AZL(SM) Schroder Emerging Markets Equity Fund  AZL(SM) Oppenheimer
                                                   Developing Markets Fund

                                                               * * * * *
The Investment Objective and Principal Investment Strategies section on page 81 is replaced with the following:

Investment Objective and Principal Investment Strategies
The investment objective of the AZL Schroder Emerging Markets Equity Fund is capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund's Subadviser believes to be "emerging market" issuers. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar securities representing ownership of foreign securities (collectively, "Depositary Receipts"). The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges) ("ETFs"), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has "emerging market" or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund's Subadviser currently considers "emerging market" issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley Capital World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund's Subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund's Subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its Subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund's Subadviser considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund's Subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund's Subadviser believes they are fully priced or to take advantage of other investments the Fund's Subadviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund's Subadviser may hedge some of the Fund's foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.

                                   Page 2 of 6                  AZLPRO-008-0507

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *
The list of general risks under the Principal Investment Risks section, beginning on page 81, is replaced with the following:

The Fund faces the following general risks:

o Emerging Markets Risk: In addition to the risks described under "Foreign Risk", issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

o Capitalization Risk: To the extent the Fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the Fund's investments will rise and fall based on investor perception rather than economic factors.

o Foreign Risk: Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

o   Currency  Risk:  Funds that invest in securities  that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.

o Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

o Convertible Securities Risk: The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be

                                   Page 3 of 6                  AZLPRO-008-0507
    converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

o Derivative Instruments Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. The Fund may invest in warrants to purchase equity securities and index-linked warrants. The price, performance and liquidity of such warrants are typically linked to the underlying stock or index, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for these warrants.

o Investments in Pooled Vehicles Risk: The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company's fees and expenses.

o Initial Public Offerings Risk: The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

o Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

o Selection Risk: The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the Fund's assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.

                              * * * * *

The list of Funds subadvised by OppenheimerFunds, Inc. on page 175 is revised to delete "AZL Oppenheimer Developing Markets Fund." The list of Funds subadvised by Schroders on page 176 is revised to add "AZL Schroder Emerging Markets Equity Fund."

                              * * * * *

The information on the portfolio managers of the AZL Oppenheimer Developing Markets Fund on page 181 is deleted.

The section captioned "The Portfolio Managers of the Subadvisers" that begins on page 176 is revised to include the following:

AZL Schroder Emerging Markets Equity Fund

The Emerging Markets Equity fund is managed on a team basis and is co-lead by Allan Conway and Robert Davy. The Emerging Markets Equity Team has overall responsibility for the management of the Fund and also includes portfolio managers James Gotto and Waj Hashmi.

Mr. Conway has been an employee of Schroder Ltd. since 2004, prior to that, he was head of global emerging markets, West LB Asset Management and Chief Executive Officer of WestAM (UK) Ltd. Mr. Davy has been an employee of Schroder Ltd. since 1986. Mr. Gotto has been am employee of Schroder Ltd. since 1991. Mr. Hashmi has been an employee of Schroder Ltd. since 2000.

                                   Page 4 of 6                  AZLPRO-008-0507

--------------------------------------------------------------------------------

3. Effective December 10, 2007, Allianz Life Advisers, LLC entered into a subadvisory agreement with BlackRock Institutional Management Corporation ("BIMC") whereby BIMC replaced Prudential Investment Management, Inc. as Subadviser to the AZL Money Market Fund.


The Investment Objective and Principal Investment Strategies section on page 60 is replaced with the following:

Investment Objective and Principal Investment Strategies
The investment objective of the AZL Money Market Fund is current income consistent with stability of principal, which may not be changed without shareholder approval.

In pursuit of its goal, the Fund invests in a broad range of short-term, high-quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations. Specifically, the Fund may invest in:

1) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).
2) High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.
3) Unrated notes, paper and other instruments that are determined by the Subadviser to be of comparable quality to the instruments described above.
4) Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).
5) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.
6) Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.
7)  Repurchase agreements relating to the above instruments.

The Fund is subject to the quality, diversification and other requirements of Rule 2a-7 under the 1940 Act, including the requirement to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:

o maintain an average dollar-weighted portfolio maturity of 90 days or less
o buy individual securities that have remaining maturities of 397 days or less
o invest only in high-quality, dollar-denominated, short-term obligations.

The Fund seeks to maintain a net asset value of $1.00 per share. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.

                                   * * * * *

The list of general risks under the Principal Investment Risks section, beginning on page 60, is replaced with the following: An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund faces the following general risks:

o Interest Rate Risk: This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected rate of inflation, will affect the value of the Fund's investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the Fund's investments to decline.
o Income Risk: Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.
o Credit Risk: Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. Also, the Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.
o Industry Sector Risk: Because of its concentration in the financial services industry, the fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial

                                   Page 5 of 6                  AZLPRO-008-0507
    services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.
o Foreign Risk: The Fund may invest in obligations of foreign banks and other foreign issuers that involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.
o Liquidity Risk: The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


                                      * * * * *

The Subadvisers of the Funds section, beginning on page 172, is revised to delete the entry for Prudential Investment Management, Inc. from the list of Subadvisers and to include the following:

------------------------------------------------------------------------------------------------------------

BlackRock Institutional Management Corporation ("BIMC"), was organized in 1977 to perform advisory services for investment companies and has its principal
offices at 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is a wholly-owned,   AZL Money Market Fund
indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.3 trillion in investment company and other assets under management as of September 30, 2007.  BlackRock, Inc. is an affiliate of
The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.
-------------------------------------------------------------------------------------------------------------

                                      * * * * *

The Legal Proceedings section, beginning on page 189, is revised to delete the "Prudential Investment Management, Inc." and to include the following:

BIMC
From time to time, BlackRock, Inc. ("BlackRock") and its various subsidiaries, including BIMC, receive requests for information in connection with certain regulatory inquiries or investigations by, among others, the SEC, NASD, NYSE, and CFTC, and may be the subject of certain business litigation arising in the normal course of its business. None of these regulatory matters has resulted in any enforcement proceedings, fines, or other sort of discipline against BlackRock, and none of BlackRock's prior litigation has been, and none of its pending litigation is expected to have a material impact on the services BlackRock provides to its clients.

In September 2006 BlackRock acquired the Merrill Lynch & Co., Inc. investment advisory business known MLIM. This response does not include any regulatory or litigation matters involving MLIM that arose prior to the time it was acquired by BlackRock. Any liability arising from such litigation is indemnified by Merrill Lynch pursuant to the acquisition and/or is immaterial to BlackRock's business.

                                   Page 6 of 6                  AZLPRO-008-0507





                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
             Supplement dated December 10, 2007 to the Statement of
                   Additional Information dated May 1, 2007 as
                supplemented June 20, 2007; August 29, 2007; and
                               September 21, 2007

          This supplement updates certain information contained in the
        Statement of Additional Information and should be attached to the
           Statement of Additional Information and retained for future reference.


--------------------------------------------------------------------------------
1. At a meeting held November 28, 2007, the Board of Trustees approved a temporary reduction in the management fee effective December 1, 2007 through April 30, 2008, for the following Funds: AZL Davis NY Venture Fund, AZL LMP Large Cap Growth Fund, AZL Van Kampen Equity and Income Fund, and AZL Van Kampen Global Franchise Fund.

The following table replaces the table on page 49 of Funds that have entered into a written agreement whereby the Manager has voluntarily reduced the management fee through April 30, 2008.

Name of Fund                                 Management Fee
Davis NY Venture Fund....................    0.75% on the first $100 million of assets, and 0.70% on assets above $100 million
Dreyfus Founders Equity Growth Fund......    0.70%
Dreyfus Premier Small Cap Value Fund.....    0.85%
Jennison 20/20 Focus Fund................    0.75% on the first $100 million of assets, and 0.70% on assets above $100 million
LMP Large Cap Growth Fund................    0.80% on the first $100 million of assets, 0.75% on the next $100 million, and 0.70% on assets above $200 million
Legg Mason Growth Fund...................    0.80%
Oppenheimer Developing Markets Fund......    0.95%
Oppenheimer Global Fund..................    0.80%
Oppenheimer Main Street Fund.............    0.75%
Target Double Play Fund..................    0.45%
TargetPLUS Equity Fund...................    0.45%
VK Equity and Income Fund................    0.70% on the first $100 million of assets, 0.675% on the next $100 million, and 0.65% on assets above $200 million
VK Global Franchise Fund.................    0.95% on the first $100 million of assets, 0.90% on the next $100 million, and 0.85% on assets above $200 million
VK Comstock Fund.........................    0.75% on the first $100 million of assets, 0.70% on the next $400 million, and 0.65% on assets above $500 million
VK Growth and Income Fund................    0.675% on the first $100 million of assets and 0.65% on assets above $100 million
VK Mid Cap Growth Fund...................    0.80% on the first $100 million of assets and 0.75% on assets above $100 million


--------------------------------------------------------------------------------

2. Effective December 10, 2007, Allianz Life Advisers, LLC replaced OppenheimerFunds, Inc. with Schroder Investment Management North America Inc. ("Schroders") as the Subadviser to the AZL Oppenheimer Developing Markets Fund. In addition, the following name change is effective December 10, 2007.

     New Name                                         Previous Name
     AZL(SM)Schroder Emerging Markets Equity Fund     AZL(SM) Oppenheimer
                                                      Developing Markets Fund

                                  * * * * *

The Fund names under the Investment Strategies and Policies section, beginning on page 2, is revised as follows:

Insert: AZL Schroder Emerging Markets Equity Fund ("Schroder Emerging Markets Equity Fund")
Delete: AZL Oppenheimer Developing Markets Fund ("Oppenheimer Developing Markets Fund")

                                  * * * * *


The table under Additional Information on Portfolio Instruments and Investment Policies section, beginning on page 8, is revised to delete the column for the Oppenheimer Developing Markets Fund and insert the following:

------------------------------------------- -------------     ------------------------------------------- --------------
                                              Schroder                                                      Schroder
                                              Emerging                                                      Emerging
                                              Markets                                                        Markets
Type of Investment or Technique             Equity Fund       Type of Investment or Technique              Equity Fund
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Asset Backed Securities                          N            Mortgage dollar rolls                             N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Bank obligations                                 N            Mortgage-related securities                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Borrowing money                                  Y            Non-investment grade debt                         N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Collateralized mortgage obligations              N            Options                                           Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Commercial paper                                 Y            Preferred stocks                                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Common stocks of U.S. companies                  Y            Real estate investment trusts (REITs)             N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Convertible securities                           Y            Repurchase agreements                             N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Delayed funding loans & revolving credit
facilities                                       N            Restricted securities                             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts(4)                           Y            agreements                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Developing country/emerging market
securities                                       Y            Short sales (against the box)                     Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Event-linked exposure                            N            Small company stocks                              Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign currency options and futures             Y            Sovereign debt (foreign)                          N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign securities                               Y            Special situation companies                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                        Y            Stripped Mortgage Securities                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Futures(5) Y Structured notes Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                  N            Swap Agreements                                   Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Taxable and tax exempt municipal
Illiquid securities                              Y            securities                                        N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Investment company securities (incl. ETFs)       Y            U.S. Government obligations                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Lending portfolio securities                     Y            Variable and floating rate notes                  N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Loan Participations and Assignments              N            Warrants and Rights                               Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Long-term corporate debt                         N            When-issued / delayed-delivery securities         Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Money market instruments                         Y            Zero Coupon/Pay-in Kind Securities                N
------------------------------------------- -------------     -------------------------------------------  -------------
------------------------------------------- -------------     ------------------------------------------- --------------


                                   * * * * *

Item 8 under the caption Fundamental Restrictions on page 37 is replaced with the following:

8. a) Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that a Fund may borrow from banks for temporary or emergency purposes, and then only up to 30%* of its total assets at the time of borrowing, and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets at the time of borrowing.
    b) Mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30%* of the Fund's net assets. *

        As a non-fundamental policy, the following Funds have a less restrictive limit of up to 33?%:


           AIM Basic Value Fund
           AIM International Equity Fund
           Columbia Technology Fund
           Davis NY Venture Fund
           Dreyfus Founders Equity Growth Fund
           Jennison 20/20 Focus Fund
           Jennison Growth Fund
           Neuberger Berman Regency Fund
           Schroder Emerging Markets Equity Fund
           VK Global Franchise Fund
           VK Global Real Estate Fund

           As a non-fundamental policy, the following funds have more restrictive limits as follows:

           Money Market Fund                     10% (with respect to 8a only)
           Schroder International Small Cap Fund 15%
           VK Aggressive Growth Fund              5%
           VK Equity and Income Fund              5%
           VK Global Real Estate Fund            10% (with respect to 8b only)
           VK Strategic Growth Fund              10%


                                     * * * * *



The table that describes subadvisory fee rates on page 55 is revised to delete the entry for Oppenheimer Developing Markets Fund and insert the following:


Fund                                                   Average Daily Net Assets
                                                              All Assets
Schroder Emerging Markets Equity Fund.................          0.650%


                                      * * * * *


The table of Other Managed Accounts, beginning on page 61, is revised to delete the entry for Oppenheimer Developing
Markets Fund and insert the following:

----------------------- ---------------------- -------------------------- ----------------------- ------------------------
                                                                               Other Pooled
                                                 Registered Investment     Investment Vehicles/
                                                   Company Accounts/           Assets Under           Other Accounts/
         Fund             Portfolio Manager     Assets Under Management         Management        Assets Under Management
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
Schroder Emerging
Markets Equity Fund*
                        Allan Conway                1 / $27 million        12 / $3,849 million        2/ $205 million
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------


                        Robert Davy                 1 / $27 million         9 / $2.327 million        1 / $52 million
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------


                        James Gotto                 1 / $27 million          2 / $805 million        1 / $154 million
----------------------- ---------------------- -------------------------- ----------------------- ------------------------
----------------------- ---------------------- -------------------------- ----------------------- ------------------------


                        Waj Hashmi                  1 / $27 million          2 / $718 million             0 / $0
----------------------- ---------------------- -------------------------- ----------------------- ------------------------

* The Emerging Markets Equity Team is led by Allan Conway. Robert Davy, James Gotto, and Waj Hashmi are responsible for the selection of securities in the Schroder Emerging Markets Equity Fund. Although the Fund's portfolio is constructed using a team based approach, Allan Conway and Robert Davy are the portfolio managers named as being ultimately responsible and accountable for the performance of the Fund and for ensuring that the Fund is run in accordance with its investment objectives, guidelines and the Subadvisory Agreement.


                               * * * * *



The entry for the Oppenheimer Developing Markets Fund in the fund history table, beginning on page 90, is revised to include the following:

---------------------------------------------- ----------- ------------------------------------------ ---------------------
Investment Options                             Fund        Previous Name                                     Dates
                                               Inception
---------------------------------------------- ----------- ------------------------------------------ ---------------------
---------------------------------------------- ----------- ------------------------------------------ ---------------------
AZL Schroder Emerging Markets Equity Fund        5/1/06    AZL Oppenheimer Developing Markets Fund           5/1/06
                                                                                                               to
                                                                                                            12/7/07
---------------------------------------------- ----------- ------------------------------------------ ---------------------

--------------------------------------------------------------------------------
2. Effective December 10, 2007, Allianz Life Advisers, LLC entered into a subadvisory agreement with BlackRock Institutional Management Corporation ("BIMC") whereby BIMC replaced Prudential Investment Management, Inc. as Subadviser to the AZL Money Market Fund.

                                  * * * * *

The Specific Investment Restrictions under the Investment Strategies and Policies section for the AZL Money Market Fund is replaced with the following:

Money Market Fund. The Money Market Fund may invest in a broad range of short-term, high quality, U.S. Dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets. In particular, the Fund may invest in: (a) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks); (b) high quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody's or F-2 or higher by Fitch Investors Service, Inc. ("Fitch"), as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies; (c) unrated notes, paper and other instruments that are of comparable quality to the instruments described in
(b) above as determined by the Fund's Subadviser; (d) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables); (e) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts; (f) dollar-denominated securities issued or guaranteed by non-U.S. governments or their political subdivisions, agencies or authorities; (g) funding agreements issued by highly-rated U.S. insurance companies; (h) securities issued or guaranteed by state or local governmental bodies; (i) repurchase agreements relating to the above instruments; and (j) municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

All securities acquired by the Fund will be determined at the time of purchase by the Funds' Subadviser, under guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees.

                               * * * * *


The entries for the AZL Money Market Fund in the table under the Additional Information on Portfolio Instruments and
Investment Policies section, beginning on page 8 is replaced with the following:

------------------------------------------- -------------     ------------------------------------------- --------------
Type of Investment or Technique                Money          Type of Investment or Technique             Money Market
                                            Market Fund                                                       Fund
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Asset Backed Securities                          Y            Mortgage dollar rolls                             N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Bank obligations                                 Y            Mortgage-related securities                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Borrowing money                                  Y            Non-investment grade debt                         N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Collateralized mortgage obligations              Y            Options                                           N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Commercial paper                                 Y            Preferred stocks                                  N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Common stocks of U.S. companies                  N            Real estate investment trusts (REITs)             N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Convertible securities                           N            Repurchase agreements                             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Delayed funding loans & revolving credit
facilities                                       N            Restricted securities                             Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Reverse repurchase & dollar roll
Depositary receipts                              N            agreements                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Developing country/emerging market
securities                                       N            Short sales (against the box)                     N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Event-linked exposure                            N            Small company stocks                              N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign currency options and futures             N            Sovereign debt (foreign)                          Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Foreign securities                               Y            Special situation companies                       N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Forward foreign currency exchange
contracts                                        N            Stripped Mortgage Securities                      N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Futures                                          N            Structured notes                                  N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Guaranteed Investment Contracts                  N            Swap Agreements                                   N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
                                                              Taxable and tax exempt municipal
Illiquid securities                              Y            securities                                        Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Investment company securities (incl. ETFs)       Y            U.S. Government obligations                       Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Lending portfolio securities                     Y            Variable and floating rate notes                  Y
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Loan Participations and Assignments              Y            Warrants and Rights                               N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Long-term corporate debt                         Y            When-issued / delayed-delivery securities         N
------------------------------------------- -------------     ------------------------------------------- --------------
------------------------------------------- -------------     ------------------------------------------- --------------
Money market instruments                         Y            Zero Coupon/Pay-in Kind Securities                N
------------------------------------------- -------------     -------------------------------------------
------------------------------------------- -------------     ------------------------------------------- --------------


                                        * * * * *


The entry for AZL Money Market Fund in the table of subadvisory fee rates on page 55 is replaced with the following:

Fund                                                Rate
                                 Average Daily Net Assets (for Breakpoints)
                        First $500 million   Next $500 million       Thereafter
Money Market Fund              0.09%               0.07%                0.06%

                                        * * * * *

The information about the Subadvisers that begins on the bottom of page 57 is revised to include the following:

BlackRock Institutional Management Corporation ("BIMC"),

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.3 trillion in investment company and other assets under management as of September 30, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.


                                        * * * * *

Appendix B - Proxy Voting Policies, beginning on page 105, is revised to include the following:













                      Proxy Voting Policies and Procedures



                           For BlackRock Advisors, LLC
              And Its Affiliated SEC Registered Investment Advisers


                               September 30, 2006















                               Page 7 of 24                    AZLSAI-001-0507

                      Proxy Voting Policies and Procedures


          These Proxy Voting Policies and Procedures ("Policy") for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers(1) ("BlackRock") reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock's clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock's authority to manage, acquire and dispose of account assets.

         When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client's agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client's best interests,(3) whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 ("ERISA").(4) When voting proxies for client accounts (including investment companies), BlackRock's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock's interest and those of BlackRock's clients are properly addressed and resolved.

(1) The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

(2) In certain situations, a client may direct BlackRock to vote in accordance with the client's proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3,
    2003).

(4) DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.




                               Page 8 of 24                    AZLSAI-001-0507

         Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

         In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients.(6) The Committee is comprised of senior members of BlackRock's Portfolio Management Group and advised by BlackRock's Legal and Compliance Department.



---------
(6) Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.



                               Page 9 of 24                    AZLSAI-001-0507

I.Scope of Committee Responsibilities

         The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)


         The Committee shall establish BlackRock's proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

         The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues - such as approval of mergers and other significant corporate transactions - require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)


         While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time




----------

(7) The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

(8) The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.


                               Page 10 of 24                    AZLSAI-001-0507
legitimately reach differing but equally valid views, as fiduciaries for BlackRock's clients, on how best to maximize economic value in respect of a particular investment.

         The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.(9) All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee's determinations and records shall be treated as proprietary, nonpublic and confidential.

         The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee's attention and that the Committee's proxy voting decisions are appropriately disseminated and implemented.

         To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services ("ISS") in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.










II. Special Circumstances



                               Page 11 of 24                    AZLSAI-001-0507

         Routine Consents. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as "proxies" subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

         Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client's best interest and requests that the security be recalled.

         Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

                               Page 12 of 24                    AZLSAI-001-0507

         As a consequence, BlackRock votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer's shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

         Securities Sold After Record Date. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

         Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a "BlackRock Affiliate"), or a money management or other client of BlackRock (a "BlackRock Client").(10) In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

         o The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock's clients; and

         o if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client's best interest notwithstanding the conflict.


-----------------------
(10) Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.


                               Page 13 of 24                    AZLSAI-001-0507

III. Voting Guidelines

         The Committee has determined that it is appropriate and in the best interests of BlackRock's clients to adopt the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee's judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.


                               Page 14 of 24                    AZLSAI-001-0507

         A. Boards of Directors

         These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee's history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

         The Committee's general policy is to vote:


------------- ------------------------------------------------------------------
#             VOTE and DESCRIPTION
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.1          FOR nominees for director of United States companies in uncontested elections, except for nominees who .
               |     have missed at least two meetings and, as a result,
                     attended less than 75% of meetings of the Board of
                     Directors and its committees the previous year, unless
                     the nominee missed the meeting(s) due to illness or
                     company business .
               |     voted to implement or renew a "dead-hand" poison pill .
               |     ignored a shareholder proposal that was approved by eithera majority of the shares outstanding in any year or by the
                     majority of votes cast for  two consecutive years .
               |     failed to act on takeover offers where the majority of the shareholders have tendered their shares .
               |     are corporate insiders who serve on the audit,
                     compensation or nominating committees or on a full
                     Board that does not have such committees composed
                     exclusively of independent directors .
               |     on a case-by-case basis, have served as directors of
                     other companies with allegedly poor corporate
                     governance .
               |     sit on more than six boards of public companies
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.2           FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of
              representing shareholder interests, on a case-by-case basis
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.3           FOR proposals to declassify Boards of Directors, except wherethere exists a legitimate purpose for classifying boards
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.4           AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
------------- ------------------------------------------------------------------

------------- ------------------------------------------------------------------
A.5           AGAINST proposals supporting cumulative voting
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.6           FOR proposals eliminating cumulative voting
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.7           FOR proposals supporting confidential voting
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.8           FOR proposals seeking election of supervisory board members
------------- ------------------------------------------------------------------


                               Page 15 of 24                    AZLSAI-001-0507

------------- ------------------------------------------------------------------
A.9 AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.10          AGAINST shareholder proposals for term limits for directors
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.11 FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.12 AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.13 FOR proposals requiring a majority of independent directors on a Board of Directors
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.14 FOR proposals to allow a Board of Directors to delegate powers toa committee or committees
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.15 FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.16 AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.17          FOR proposals to elect account inspectors
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.18 FOR proposals to fix the membership of a Board of Directors at a specified size
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.19          FOR proposals permitting shareholder ability to nominate directors directly
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.21          FOR proposals permitting shareholder ability to remove directors directly
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly
------------- ------------------------------------------------------------------


                               Page 16 of 24                    AZLSAI-001-0507

         B. Auditors

         These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

         The Committee's general policy is to vote:


------------- ------------------------------------------------------------------
B.1           FOR approval of independent auditors, except for .

               | auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent.
               |     auditors who have rendered an opinion to any company
                     which in the Committee's opinion is either not
                     consistent with best accounting practices or not
                     indicative of the company's financial situation .
               | on a case-by-case basis, auditors who in the Committee's opinion provide a significant amount of non-audit services to the company
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
B.2           FOR proposals seeking authorization to fix the remuneration of auditors
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
B.3           FOR approving internal statutory auditors
------------- ------------------------------------------------------------------
------------- ------------------------------------------------------------------
B.4 FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years
------------- ------------------------------------------------------------------


                               Page 17 of 24                    AZLSAI-001-0507

         C. Compensation and Benefits

         These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

         The Committee's general policy is to vote:


------------- --------------------------------------------------------------------------
C.1           IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.2           FOR proposals to eliminate retirement benefits for outside directors
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.3           AGAINST proposals to establish retirement benefits for outside directors
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.4           FOR proposals approving the remuneration of directors or of supervisory board members
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.5           AGAINST proposals to reprice stock options
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.6           FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.7           FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.8           AGAINST proposals seeking to pay outside directors only in stock
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.9           FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.10          AGAINST proposals to ban all future stock or stock option grants to executives
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.11          AGAINST option plans or grants that apply to directors or
              employees of "related companies" without adequate disclosure of the corporate relationship and justification of the option policy
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
C.12          FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation
------------- --------------------------------------------------------------------------


                               Page 18 of 24                    AZLSAI-001-0507

         D. Capital Structure

         These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

         The Committee's general policy is to vote:


------------- --------------------------------------------------------------------------
D.1           AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company's total outstanding capital
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
D.2           FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
D.3           FOR management proposals approving share repurchase programs
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
D.4           FOR management proposals to split a company's stock
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
D.5           FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
D.6           FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).
------------- --------------------------------------------------------------------------

                               Page 19 of 24                    AZLSAI-001-0507

         E. Corporate Charter and By-Laws

         These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.

         The Committee's general policy is to vote:


------------- --------------------------------------------------------------------------
E.1           AGAINST proposals seeking to adopt a poison pill
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
E.2           FOR proposals seeking to redeem a poison pill
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
E.3           FOR proposals seeking to have poison pills submitted to shareholders for ratification
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
E.4           FOR management proposals to change the company's name
------------- --------------------------------------------------------------------------


                               Page 20 of 24                    AZLSAI-001-0507

         F. Corporate Meetings

         These are routine proposals relating to various requests regarding the formalities of corporate meetings.

         The Committee's general policy is to vote:


------------- --------------------------------------------------------------------------
F.1           AGAINST proposals that seek authority to act on "any other business that may arise"
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.2           FOR proposals designating two shareholders to keep minutes of the meeting
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.3           FOR proposals concerning accepting or approving financial statements and statutory reports
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.4           FOR proposals approving the discharge of management and the supervisory board
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.5           FOR proposals approving the allocation of income and the dividend
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.6           FOR proposals seeking authorization to file required documents/other formalities
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.7           FOR proposals to authorize the corporate board to ratify and execute approved resolutions
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.8           FOR proposals appointing inspectors of elections
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.9           FOR proposals electing a chair of the meeting
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.10          FOR proposals to permit "virtual" shareholder meetings over the Internet
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
F.11          AGAINST proposals to require rotating sites for shareholder meetings
------------- --------------------------------------------------------------------------



                               Page 21 of 24                    AZLSAI-001-0507

         G. Investment Companies

         These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee's general policy is to vote:


------------- --------------------------------------------------------------------------
G.1           FOR nominees for director of mutual funds in uncontested elections, except for nominees who .
                   |     have missed at least two meetings and, as a result,
                         attended less than 75% of meetings of the Board of
                         Directors and its committees the previous year, unless
                         the nominee missed the meeting due to illness or fund
                         business .
                   |     ignore a shareholder proposal that was approved by
                         either a majority of the shares outstanding in any year
                         or by the majority of votes cast for two consecutive
                         years .
                   |     are interested directors who serve on the audit or
                         nominating committees or on a full Board that does not
                         have such committees composed exclusively of
                         independent directors .
                   |     on a case-by-case basis, have served as directors of
                         companies with allegedly poor corporate governance
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
G.2           FOR the establishment of new series or classes of shares
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
G.3           AGAINST proposals to change a fund's investment objective to nonfundamental
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
G.4           FOR proposals to establish a master-feeder structure or
              authorizing the Board to approve a master-feeder structure without a further shareholder vote
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
G.5           AGAINST a shareholder proposal for the establishment of a director ownership requirement
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
G.6           FOR classified boards of closed-end investment companies
------------- --------------------------------------------------------------------------



                               Page 22 of 24                    AZLSAI-001-0507

         H. Environmental and Social Issues

         These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

         The Committee's general policy is to vote:


------------- --------------------------------------------------------------------------
H.1           AGAINST proposals seeking to have companies adopt international codes of conduct
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
H.2           AGAINST proposals seeking to have companies provide non-required reports on: .
                   |     environmental liabilities;  .
                   |     bank lending policies;  .
                   |     corporate political contributions or activities; .
                   |     alcohol advertising and efforts to discourage drinking by
                         minors; .
                   |     costs and risk of doing business in any individual country;
                   |     involvement in nuclear defense systems
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
H.3           AGAINST proposals requesting reports on Maquiladora operations or on
              CERES principles
------------- --------------------------------------------------------------------------
------------- --------------------------------------------------------------------------
H.4           AGAINST proposals seeking implementation of the CERES principles
------------- --------------------------------------------------------------------------


                               Page 23 of 24                    AZLSAI-001-0507

                                Notice to Clients


         BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients' interests or as may be necessary to effect such votes or as may be required by law.

         BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client's proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

         These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.











------------
(11) Such request may be made to the client's portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.


                               Page 24 of 24                    AZLSAI-001-0507